Employee benefits (Schedule Of Black-Scholes Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Expected life (years)	7 years	7 years
Risk free interest rate	2.93%	3.28%
Dividend yield	0.90%	0.64%
Expected volatility	41.52%	41.98%